UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05740 )

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
1/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (143.7%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.4%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$950,000	$969,808
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	650,000	678,067
			1,647,875

Arizona (3.3%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. B, 5 7/8s, 3/1/33	Baa3	1,000,000	1,000,970
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,000,000	1,137,400
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+	1,800,000	1,994,634
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	480,000	512,558
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	3,000,000	3,106,950
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	2,000,000	2,098,120
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	815,000	796,842
Queen Creek, Special Assmt. Bonds (Dist. No. 001), 5s,
1/1/26	Baa2	600,000	612,780
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,000,000	1,095,180
			12,355,434

Arkansas (3.3%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	4,600,000	5,053,652
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,000,000	1,023,830
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	765,000	754,313
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27
(Prerefunded)	BB/P	2,750,000	2,905,238
Springdale, Sales & Use Tax Rev. Bonds, FSA
4.05s, 7/1/26	AAA	1,000,000	993,330
4s, 7/1/27	AAA	1,000,000	993,080
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	500,000	513,580
			12,237,023

California (15.7%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds
AMBAC, 5.293s, 7/1/17	Aaa	3,400,000	3,402,720
(CA-NV Methodist), 5s, 7/1/26	A+	500,000	523,670
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	1,000,000	1,046,700
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,200,000	1,270,992
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
AMBAC, 5 1/2s, 5/1/13	Aaa	16,500,000	18,029,550
5 1/2s, 5/1/11	A1	3,000,000	3,201,390
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	3,000,000	3,040,410
CA Statewide Cmntys., Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. B, 4 7/8s, 10/1/31	BBB-	1,030,000	1,033,615
CA Statewide Cmntys., Dev. Auth. Apt. Mandatory Put
Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	BBB+	2,250,000	2,296,058
Capistrano, Unified School Dist. Cmnty. Fac. Special
Tax Bonds (No. 98-2 Ladera), 5.7s, 9/1/20 (Prerefunded)	BBB/P	1,000,000	1,066,560
Cathedral City, Impt. Board Act of 1915 Special Assmt.

Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	395,000	399,949
5s, 9/2/30	BB+/P	250,000	252,805
Chula Vista, Cmnty. Fac. Dist. Special Tax Bonds (No.
08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	1,250,000	1,299,438
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven)
5 7/8s, 9/1/34	BB/P	300,000	315,981
5.8s, 9/1/28	BB/P	300,000	316,704
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	950,000	987,801
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	10,775,000	118,525
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28	BB/P	750,000	776,498
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	770,000	697,505
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03-A1, 6 3/4s, 6/1/39	BBB	850,000	972,230
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	AAA	2,500,000	2,746,775
Ser. 03 A-1, 5s, 6/1/21	BBB	615,000	616,611
Jurupa, Cmnty. Svcs. Dist. Special Tax (Dist. No. 19
Eastvale), 5s, 9/1/27	BB/P	500,000	501,150
Murrieta, Cmnty. Fac. Dist. Special Tax (No. 2
The Oaks Impt. Area A), 6s, 9/1/34	BB+/P	1,100,000	1,150,952
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (No.
02-1 Ladera Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	650,000	665,496
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	850,000	865,742
Roseville, Special Tax (Fiddyment Ranch Cmnty. Fac),
5s, 9/1/18	BB/P	675,000	682,655
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1
-Westpark)
5 1/4s, 9/1/25	BB/P	315,000	322,188
5 1/4s, 9/1/17	BB/P	985,000	1,014,757
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. No.
1), 5s, 9/1/14	BB/P	400,000	408,580
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 4-C, 6s, 9/1/33	BBB/P	1,250,000	1,339,175
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	250,000	270,083
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	2,455,000	2,476,187
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	2,960,000	1,748,975
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	2,500,000	2,571,775
			58,430,202

Colorado (2.2%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	200,000	209,762
(Evangelical Lutheran), 5 1/4s, 6/1/23	A-	1,000,000	1,058,870
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	660,000	701,441
(Evangelical Lutheran), 5 1/4s, 6/1/19	A3	420,000	447,695
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. B
zero %, 9/1/35 (Prerefunded)	Aaa	15,500,000	2,043,675
zero %, 9/1/34 (Prerefunded)	Aaa	16,500,000	2,347,290
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	AAA	1,050,000	1,179,371
			7,988,104

Delaware (1.0%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3,
5.3s, 10/31/39	A3	2,500,000	2,627,650
New Castle Cnty., Rev. Bonds
(Newark Charter School, Inc.), 5s, 9/1/36	BBB-	300,000	304,320
(Newark Charter School, Inc.), 5s, 9/1/30	BBB-	300,000	305,472
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	350,000	364,322
			3,601,764

District of Columbia (0.5%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	BBB	1,900,000	2,028,345

Florida (9.6%)
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 6 1/4s,
5/1/35	BB-/P	1,500,000	1,606,170
Clearwater Cay, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 1/2s, 5/1/37	BB-/P	1,600,000	1,618,912
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. A, 6 1/8s, 5/1/34	BB/P	485,000	512,926
Ser. B, 5s, 11/1/07	BB/P	40,000	40,022
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	1,500,000	1,607,805
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A,
6.05s, 10/1/22	BBB/P	770,000	797,374
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31	BB/P	750,000	799,013
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds

(Stoneybrook), 5 1/2s, 7/1/08	BB/P	85,000	85,383
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/21	BBB+	3,200,000	3,375,904
Heritage Harbor, South Cmnty. Dev. Distr. Rev. Bonds,
Ser. A, 6 1/2s, 5/1/34	BB+/P	480,000	517,118
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	150,000	149,420
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Hlth.), Ser. A, 5s, 11/15/21	A+	1,000,000	1,046,200
(Hosp. Adventist Hlth.), Ser. A, 5s, 11/15/20	A+	1,000,000	1,046,200
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	1,230,000	1,274,600
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance
Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,000,000	1,025,640
Lee Cnty., Indl. Dev. Auth. Hlth. Care Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	475,000	483,560
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	1,335,000	1,465,843
North Springs, Impt. Dist. Special Assmt. Rev. Bonds
(Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	250,000	253,288
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB-/P	985,000	1,026,912
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	1,000,000	1,018,250
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	1,500,000	1,579,590
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2,
5 3/8s, 5/1/13	BB-/P	2,500,000	2,512,800
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33	Aa3	1,500,000	1,565,685
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	495,000	508,528
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	1,975,000	2,032,216
Tern Bay, Cmnty. Dev. Dist. Special Assmt. Bonds
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,150,000	1,163,984
Ser. B, 5s, 5/1/15	BB-/P	500,000	497,295
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	325,000	328,416
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds,
(Cmnty. Infrastructure)
Ser. B, 5s, 11/1/13	BB-/P	475,000	473,086
Ser. A, 5 3/8s, 5/1/37	BB-/P	750,000	752,753
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds
Ser. A, 5 5/8s, 5/1/37	BB-/P	725,000	742,444
Ser. B, 5 1/8s, 11/1/12	BB-/P	845,000	843,479
Westchester Cmnty. Dev. Dist. No. 1 Special Assmt.
(Cmnty. Infrastructure), 6 1/8s, 5/1/35	BB-/P	1,250,000	1,325,850
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	950,000	1,014,752
6 1/4s, 5/1/22	BB-/P	550,000	584,084
			35,675,502

Georgia (2.4%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (GA Power Co.), 4.45s, 12/1/08	A2	4,000,000	4,033,920
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	B+/P	425,000	446,828
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	1,370,000	1,362,369
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	1,400,000	1,403,220
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,820,000	1,827,771
			9,074,108

Hawaii (0.5%)
HI Dept. of Trans. Special Fac. Rev. Bonds
(Continental Airlines, Inc.), 7s, 6/1/20	B	1,635,000	1,749,221

Idaho (0.6%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	740,000	746,608
Madison Cnty., Hosp. COP, 5 1/4s, 9/1/20	BBB-	1,480,000	1,577,369
			2,323,977

Illinois (3.9%)
Bedford Pk., Village Rev. Bonds (Hotel/Motel Tax),
Ser. A, 4.9s, 12/1/23	Baa1	600,000	607,680
Chicago, G.O. Bonds, Ser. A, AMBAC
5 5/8s, 1/1/39 (Prerefunded)	Aaa	3,395,000	3,695,050
5 5/8s, 1/1/39	Aaa	105,000	112,689
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing)
5 5/8s, 3/1/36	BB-/P	100,000	104,435
5.4s, 3/1/16	BB-/P	260,000	268,902
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.
Syst./Sunbelt Obligation), 5.65s, 11/15/24

(Prerefunded)	A2	3,250,000	3,428,230
IL Fin. Auth. Rev. Bonds
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	1,042,270
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	606,744
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	250,000	256,138
IL Hlth. Fac. Auth. Rev. Bonds (St. Benedict), Ser.
03A-1, 6.9s, 11/15/33	B/P	500,000	541,095
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	3,750,000	3,996,000
			14,659,233

Indiana (0.8%)
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,500,000	2,596,300
St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross
Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	478,018
			3,074,318

Iowa (2.8%)
IA Rev. Bonds (Care Initiatives), Ser. A, 5s, 7/1/19	BBB-	1,840,000	1,853,653
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	2,565,000	3,140,996
9.15s, 7/1/09 (Prerefunded)	AAA	880,000	945,102
Ser. A, 5 1/4s, 7/1/17	BBB-	1,040,000	1,077,430
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A
6 1/8s, 11/15/32	BB/P	200,000	207,120
6s, 11/15/24	BB/P	200,000	204,330
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	781,860
Ser. B, zero %, 6/1/34	BBB	2,250,000	2,266,785
			10,477,276

Kansas (0.4%)
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.)
5s, 10/1/17	A1	500,000	530,900
5s, 10/1/16	A1	605,000	644,283
5s, 10/1/15	A1	250,000	266,430
			1,441,613

Kentucky (0.5%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 1/2s, 10/1/20	A-/F	1,040,000	1,123,626
6 1/2s, 10/1/20 (Prerefunded)	AAA/P	675,000	743,708
			1,867,334

Louisiana (1.4%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26	B-/P	400,000	408,804
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	1,000,000	1,027,340
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	600,000	629,436
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	A	500,000	513,915
W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf
States Util. Co.), Ser. C, 7s, 11/1/15	BBB-	2,750,000	2,758,745
			5,338,240

Maine (1.0%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	1,455,000	1,472,649
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	2,000,000	2,198,580
			3,671,229

Maryland (1.4%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/15	A3	1,000,000	1,093,070
(King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27	B/P	710,000	721,481
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	300,000	309,213
(King Farm Presbyterian Cmnty.), Ser. B, 4 3/4s, 1/1/13	B/P	1,000,000	997,920
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	200,000	213,492
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A, 5 7/8s, 5/1/21	BB/P	1,850,000	1,919,838
			5,255,014

Massachusetts (9.1%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	600,000	610,092
MA State Dev. Fin. Agcy. Rev. Bonds (Lasell Village),
Ser. A, 6 3/8s, 12/1/25	BB-/P	570,000	579,473
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/18	A-	420,000	447,682
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds

(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	BBB-/P	1,845,000	2,269,904
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Prerefunded)	Ba2	1,185,000	1,394,070
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	1,200,000	1,313,424
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	2,225,000	2,442,650
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	2,045,925
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	1,500,000	1,518,975
(Partners Hlth. Care Syst.), Ser. F, 5s, 7/1/21	Aa2	1,000,000	1,058,310
MA State Hsg. Fin. Agcy. Rev. Bonds (Rental Mtge.)
Ser. C, AMBAC, 5 5/8s, 7/1/40	Aaa	2,000,000	2,034,940
Ser. A, AMBAC, 5 1/2s, 7/1/40	Aaa	15,290,000	15,588,614
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	500,000	503,290
(TNG Marina Bay LLC), U.S. Govt. Coll., 7 1/2s,
12/1/27 (Prerefunded)	AAA	580,000	614,411
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	1,550,000	1,554,015
			33,975,775

Michigan (4.5%)
Detroit, Swr. Disp. FRN, Ser. D, FSA, 4.191s, 7/1/32	Aaa	2,500,000	2,503,250
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 3.70s, 7/1/33
(Prerefunded)	VMIG1	700,000	700,000
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	275,000	289,438
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	350,000	356,188
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BB-/P	300,000	302,004
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,500,000	1,627,245
Ser. A, 5s, 4/15/26	A1	2,665,000	2,766,297
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	755,000	768,779
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,500,000	1,492,905
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s,
7/23/09	Ba3	1,500,000	1,541,115
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	1,000,000	1,059,750
Warren Cons. School Dist. G.O. Bonds, FSA, 5 3/8s,
5/1/18 (Prerefunded)	Aaa	2,975,000	3,177,598
			16,584,569

Minnesota (2.5%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	2,000,000	2,044,680
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	500,000	505,115
MN Agricultural & Econ. Dev. Board Rev. Bonds (Hlth.
Care Syst.), Ser. A, MBIA, 5 1/2s, 11/15/17
(Prerefunded)	Aaa	2,390,000	2,471,810
MN State Hsg. Fin. Agcy. Rev. Bonds (Residential
Hsg.), Ser. H, 4.15s, 1/1/12	Aa1	760,000	758,974
Northfield, Hosp. Rev. Bonds, 5 1/2s, 11/1/18	BBB-	1,140,000	1,217,873
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	400,000	411,108
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	1,000,000	1,099,480
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	625,000	627,813
			9,136,853

Mississippi (1.2%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,500,000	1,806,090
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB-	1,250,000	1,260,425
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	945,000	976,648
MS Hosp. Equip. & Fac. Auth. Rev. Bonds (Hosp. South
Central), 5 1/4s, 12/1/21	BBB+	250,000	264,330
			4,307,493

Missouri (3.4%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/32	A+	1,750,000	1,859,095
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	1,500,000	1,572,510
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
B, GNMA Coll., FNMA Coll.
4.4s, 9/1/14	AAA	420,000	422,948
4.3s, 9/1/13	AAA	410,000	412,087
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	1,450,000	1,516,062
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 3.74s, 6/1/22	VMIG1	2,900,000	2,900,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Home Ownership Loan)
Ser. B, GNMA Coll., FNMA Coll., 5.8s, 9/1/35	AAA	2,500,000	2,660,125

Ser. D, GNMA Coll., FNMA Coll., 5.55s, 9/1/34	Aaa	1,335,000	1,363,489
			12,706,316

Montana (0.1%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	350,000	366,174

Nebraska (--%)
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	D/P	61,716	46,484
(Brookhaven), zero %, 9/1/12	D/P	791,466	7,915
			54,399

Nevada (3.5%)
Clark Cnty., Impt. Dist. Special Assmt.
(Dist. No. 142), 6 3/8s, 8/1/23	BB-/P	1,000,000	1,035,430
(Summerlin No. 151), 5s, 8/1/16	BB/P	1,010,000	1,035,391
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	Aaa	5,000,000	5,412,400
Henderson, Local Impt. Dist. Special Assmt.
(No. T-14), 5.8s, 3/1/23	BB/P	450,000	463,748
(No. T-16), 5 1/8s, 3/1/25	BB-/P	500,000	502,210
(No. T-17), 5s, 9/1/18	BB/P	275,000	279,909
(No. T-18), 5s, 9/1/16	BB-/P	1,425,000	1,466,453
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB-/P	875,000	902,318
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra
Pacific Pwr. Co.), 5s, 7/1/09	Ba1	2,000,000	2,018,040
			13,115,899

New Hampshire (1.7%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Riverwoods at Exeter), Ser. A, 6 3/8s, 3/1/13	BBB-/P	590,000	600,874
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Kendal
at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,275,000	1,316,654
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	2,565,000	2,697,816
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds,
3 1/2s, 7/1/27	Baa2	1,750,000	1,726,515
			6,341,859

New Jersey (3.8%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7 1/4s, 11/15/31
(Prerefunded)	AAA/P	1,250,000	1,443,588
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,900,000	1,931,293
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	527,005
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	230,000	238,393
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,500,000	2,609,300
(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	400,000	407,968
NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp.
Waste Mgt.), 5.3s, 6/1/15	BBB	1,750,000	1,836,398
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	1,300,000	1,427,348
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	2,297,880
(Atlantic City Med. Ctr.), 5 3/4s, 7/1/25	A2	1,250,000	1,324,175
			14,043,348

New Mexico (1.2%)
Farmington, Poll. Control Rev. Bonds (San Juan), Ser.
B, 4 7/8s, 4/1/33	Baa2	1,200,000	1,217,700
Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.),
Ser. A, 3.73s, 5/1/24	P-1	2,100,000	2,100,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	460,000	472,273
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.6s, 7/1/38	AAA	500,000	535,390
			4,325,363

New York (14.9%)
Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/39	B+/P	500,000	511,560
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s,
7/1/15	BB	1,330,000	1,368,357
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. A, U.S. Govt. Coll., 5 3/4s, 12/1/24 (Prerefunded)	AAA	2,000,000	2,073,480
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A	2,000,000	2,081,620
NY City, G.O. Bonds, Ser. B, 5 1/4s, 12/1/09	AA-	10,000,000	10,375,900
NY City, Indl. Dev. Agcy. Rev. Bonds
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	B2	1,480,000	1,558,677
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	1,275,000	1,356,128
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/21	Aaa	750,000	802,575
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B	1,250,000	1,532,113

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B	3,400,000	4,037,262
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	2,425,000	2,428,128
(Jetblue Airways Corp.), 5s, 5/15/20	B	225,000	223,045
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	1,000,000	1,011,470
NY State Dorm. Auth. Rev. Bonds
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	948,537
(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/09	Ba2	1,000,000	1,022,830
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	500,000	516,265
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,400,000	2,452,416
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$2,000,000) (RES)	BB/P	2,000,000	2,084,940
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	200,000	202,530
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	15,000,000	15,531,300
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landing), Ser. A, 8s, 10/1/30	B+/P	1,700,000	1,860,072
Suffolk Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds
(Jeffersons Ferry), 5s, 11/1/15	BBB-	450,000	469,053
(Jefferson's Ferry), 4 5/8s, 11/1/16	BBB-	1,000,000	1,013,650
			55,461,908

North Carolina (6.5%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa2	1,500,000	1,627,980
Ser. A, 5 3/4s, 1/1/26	Baa2	3,000,000	3,151,470
NC Hsg. Fin. Agcy. Rev. Bonds (Homeownership), Ser.
26, Class A, 5 1/2s, 1/1/38	Aa2	1,000,000	1,061,080
NC Med. Care Cmnty. Healthcare Fac. Rev. Bonds
(Deerfield), Ser. A, 5s, 11/1/23	A/F	750,000	779,198
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	2,068,280
(Pines at Davidson), Ser. A, 5s, 1/1/16	A/F	545,000	579,591
(Novant Hlth. Oblig. Group), Ser. A, 5s, 11/1/14	Aa3	10,000,000	10,627,500
(Pines at Davidson), Ser. A, 4.85s, 1/1/26	A/F	1,270,000	1,313,574
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,040,000	1,061,393
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	600,000	609,786
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	150,000	153,764
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,079,090
			24,112,706

Ohio (2.3%)
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	1,400,000	1,406,510
Cuyahoga Cnty., Rev. Bonds, Ser. A
6s, 1/1/16	Aa3	1,280,000	1,423,347
6s, 1/1/15	AA-	2,000,000	2,227,560
OH State Air Quality Dev. Auth. Rev. Bonds (Toledo
Poll. Control), Ser. A, 6.1s, 8/1/27	Baa2	3,000,000	3,090,660
			8,148,077

Oklahoma (5.6%)
OK City Arpt. Trust Rev. Bonds Jr. Lien 27th Ser.,
Ser. A, FSA, 5s, 7/1/18	Aaa	3,150,000	3,254,328
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,575,000	1,657,562
OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds
(Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll.,
5.95s, 3/1/37	Aaa	3,000,000	3,243,120
OK State Cap. Impt. Auth. State Facs. VRDN (Higher
Ed.), Ser. D-1, CIFG, 3.74s, 7/1/31	VMIG1	5,200,000	5,200,000
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29	AAA	4,045,000	4,246,158
5 3/4s, 8/15/29 (Prerefunded)	AAA	2,955,000	3,118,737
			20,719,905

Oregon (0.9%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza)
6 1/2s, 12/1/29	BB-/P	1,900,000	1,995,475
Ser. A, 5 1/4s, 12/1/26	BB-/P	510,000	522,791
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	765,000	782,626
			3,300,892

Pennsylvania (6.6%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.), Ser. B, 9 1/4s, 11/15/15	Ba3	35,000	41,540
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt.), 5 1/2s, 11/1/16	Ba1	1,250,000	1,320,325

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	610,000	646,997
5.3s, 1/1/14	BB/P	690,000	701,930
5.2s, 1/1/13	BB/P	1,000,000	1,010,070
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,560,000	1,615,895
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB/F	505,000	514,034
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5.3s, 12/15/26	BB-/P	500,000	506,055
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,045,400
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43	BBB+	500,000	534,280
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B/P	700,000	740,985
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	4,200,000	4,263,336
PA State Higher Edl. Fac. Auth. Rev. Bonds (Widener
U.), 5.4s, 7/15/36	BBB+	1,000,000	1,052,120
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), 3.72s, 7/1/25	A-1+	8,500,000	8,500,000
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	Ca	2,729,624	5,459
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,800,000	1,945,800
			24,444,226

Puerto Rico (0.5%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
FGIC, 5 1/2s, 7/1/13	Aaa	1,035,000	1,136,016
5s, 7/1/28	BBB	590,000	609,553
			1,745,569

South Carolina (2.4%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,067,490
Richland Cnty., Rev. Bonds (Intl. Paper Co.), Ser. A,
4 1/4s, 10/1/07	BBB	2,500,000	2,502,275
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,250,000	1,415,500
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	1,000,000	1,140,610
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6s, 5/15/22	BBB	1,195,000	1,266,652
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/30	BBB	1,300,000	1,510,522
			8,903,049

South Dakota (0.7%)
SD Edl. Enhancement Funding Corp. SD Tobaccco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	2,191,140
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4 1/2s, 5/1/17	AAA	500,000	515,650
			2,706,790

Tennessee (2.6%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	3,700,000	4,289,151
(First Mtge. -Mountain States Hlth.), Ser. A, MBIA,
6s, 7/1/21	Aaa	2,000,000	2,142,900
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	600,000	624,966
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	1,255,000	1,422,329
6 1/2s, 9/1/26 (Prerefunded)	AAA	745,000	844,331
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	450,000	464,850
			9,788,527

Texas (8.7%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB/P	600,000	650,538
5 7/8s, 11/15/18	BB/P	20,000	20,305
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21 (SEG)	Baa2	3,000,000	3,035,220
Carrollton, Farmers Branch Indpt. School Dist. G.O.
Bonds, PSFG, 5s, 2/15/17	Aaa	4,655,000	4,820,625
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/2s,
2/15/16	Aaa	1,610,000	1,730,364
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	550,000	553,707
Harris Cnty., Rev. Bonds, Ser. B, FSA, 5s, 8/15/32	Aaa	5,500,000	5,806,570

Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann
Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A+	3,000,000	3,325,470
Houston, Arpt. Syst. Rev. Bonds (Continental Airlines,
Inc.), Ser. C, 5.7s, 7/15/29	B-	2,500,000	2,562,450
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	1,000,000	1,045,630
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,643,075
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	300,000	318,162
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	2,000,000	2,080,440
6s, 7/1/25	Baa3	800,000	833,848
6s, 7/1/19	Baa3	800,000	834,960
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	2,000,000	2,134,320
			32,395,684

Utah (1.1%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	750,000	757,268
7.45s, 7/1/17	B+/P	600,000	618,882
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	1,500,000	1,559,895
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s,
11/1/17	Baa1	1,000,000	1,051,530
			3,987,575

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	820,000	825,625

Virginia (1.8%)
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds
(VA Baptist Homes), Ser. A, 5 3/8s, 7/1/30	B+/P	500,000	512,715
(VA Baptist Homes), Ser. A, 5 1/4s, 7/1/25	B+/P	250,000	255,095
(Westminster-Canterbury), 5s, 10/1/22	BBB-	600,000	624,204
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	500,000	506,655
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,000,000	1,065,920
Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury)
5s, 7/1/31	BB/P	1,250,000	1,242,788
4 7/8s, 7/1/21	BB/P	1,000,000	995,550
Peninsula Ports Auth. Rev. Bonds (Baptist Homes), Ser.
C, 5 3/8s, 12/1/26	B+/P	750,000	775,680
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	500,000	509,055
			6,487,662

Washington (1.2%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,000,000	2,204,860
6 1/2s, 6/1/26	BBB	1,180,000	1,296,938
WA State Hlth. Care Fac. Auth. Rev. Bonds (Group Hlth.
Coop), Radian Insd., 5s, 12/1/22	AA	875,000	917,875
			4,419,673

West Virginia (0.6%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	2,250,000	2,306,678

Wisconsin (3.4%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	3,000,000	3,342,210
6 3/8s, 6/1/32	BBB	4,000,000	4,363,000
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home
Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	490,000	500,491
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A3	3,900,000	4,273,525
			12,479,226

Wyoming (1.0%)
Sweetwater Cnty., Poll. Control VRDN (Pacificorp.),
Ser. B, 3.74s, 1/1/14	A-1+	2,800,000	2,800,000
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa3	700,000	743,981
			3,543,981
Total municipal bonds and notes (cost $514,052,159)			$533,631,613
PREFERRED STOCKS (1.7%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		2,000,000	$2,100,780
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		4,000,000	4,224,120

Total preferred stocks (cost $6,000,000)	$6,324,900

TOTAL INVESTMENTS
Total investments (cost $520,052,159) (b)	$539,956,513

FUTURES CONTRACTS OUTSTANDING at 1/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Short)	284	$30,317,000	Mar-07	$578,575

NOTES

(a) Percentages indicated are based on net assets of $371,417,290.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $519,508,900, resulting in gross unrealized appreciation and depreciation of $23,807,058 and $3,359,445, respectively, or net unrealized appreciation of $20,447,613.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2007 was $2,084,940 or 0.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2007.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at January 31, 2007 (as a percentage of net assets):

Health care	52.3%
Utilities	17.9
Transportation	13.9
Housing	13.7

The fund had the following insurance concentration greater than 10% at January 31, 2007 (as a percentage of net assets):

AMBAC	14.9%

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007